Transactions with Related Parties and Affiliates	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 12 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: Since the closing of Navios Partners’ IPO in 2007, the Company entered into management agreements, as amended from time to time, with the Manager, pursuant to which the Manager had agreed to provide certain commercial and technical management services to the Company at fixed rates for these services until January 1, 2025. Costs associated with special surveys, drydockings and certain extraordinary items were reimbursed at cost at occurrence.

In August 2024, Navios Partners renewed its management agreements with the Manager commencing January 1, 2025, for a term of ten years, renewing annually (the “Master Management Agreement” and together with the management agreements the “Management Agreements”). At the same time, Navios Partners renewed for a term of ten years its Administrative Services Agreement (as defined herein and together with the Master Management Agreement the “Agreements”). The conflicts committee of the Board of Directors, consisting of independent directors, negotiated and approved the Agreements with the advice of independent legal and financial advisors.

The Master Management Agreement provides for technical and commercial management and related specialized services based on fee structure, including: (i) a technical management fee of $0.95 per day per owned vessel; (ii) a commercial management fee of 1.25% on revenues; (iii) an S&P fee of 1% on purchase or sales price; and (iv) fees for other specialized services (e.g. supervision of newbuilding vessels). Fixed fees will be adjusted annually for United States Consumer Price Index. The Master Management Agreement also allows for fixed incentive awards if equity returns exceed certain thresholds, as identified in such agreement, upon the unanimous consent of the Board of Directors of Navios Partners. The Master Management Agreement also provides for payment of a termination fee, which is equal to the net present value of the technical and commercial management fees charged for the most recent calendar year, as set forth in the latest audited annual financial statements for the number of years remaining for the Master Management Agreement, using a 6% discount rate.

For a detailed description of the Company’s fixed daily fees, as well as fees associated with specialized transhipper vessels in accordance with the Company’s management agreements, reflected in the comparative figures, refer to Note 17 – Transactions with related parties and affiliates, to the Company’s consolidated financial statements included in the Annual Report.

During the three and six month periods ended June 30, 2025, certain fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Company’s Management Agreements, amounted to $7,014 and $16,134, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2024, certain fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Company’s Management Agreements, amounted to $6,433 and $10,284, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2025, fixed management fees amounted to $12,802 and $25,532, respectively, and are presented under the caption “Vessel operating expenses” in the condensed Consolidated Statements of Comprehensive Income.

Total fixed daily fees for the three and six month periods ended June 30, 2024, amounted to $85,271 and $170,193, respectively, and are presented under the caption “Vessel operating expenses” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2025, commercial management fee on revenues amounted to $4,023 and $7,871, respectively, and is presented under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2025, fee on sales amounted to $485 and $647, respectively, and is presented under the caption “Gain/ (loss) on sale of vessels, net” in the condensed Consolidated Statements of Comprehensive Income.

During the three and six month periods ended June 30, 2025, fee on purchases amounted to $1,330 for each period and is presented under the caption “Deposits for acquisition/ option to acquire vessel” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2025, fees for supervision and delivery of newbuilding vessels initially presented under the captions “Deposits for vessel acquisitions” and “Other long-term assets” in the condensed Consolidated Balance Sheets amounted to $1,845 and $4,331, respectively.

During the three and six month periods ended June 30, 2024, additional remuneration in accordance with the Company’s management agreements amounted to $1,133 and $1,524, respectively, related to superintendent attendances and claims preparation. Of these amounts, $534 and $722 for the three and six month periods ended June 30, 2024, respectively, are presented under the caption “Vessel operating expenses” in the condensed Consolidated Statements of Comprehensive Income and $599 and $802, respectively, are presented under the captions “Vessels, net”, “Deferred drydock and special survey costs, net” and “Prepaid expenses and other current assets” in the condensed Consolidated Balance Sheets.

During the three and six month periods ended June 30, 2024, certain extraordinary crewing fees and costs amounted to $81 and $215, respectively, and are presented under the caption “Vessel operating expenses” in the condensed Consolidated Statements of Comprehensive Income.

General and administrative expenses: The Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable allocable general and administrative costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its agreement with the Manager until January 1, 2025. The agreement also provided for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the agreement is terminated on or before its term.

In August 2024, Navios Partners renewed its administrative services agreement commencing January 1, 2025, for a term of ten years, renewing annually (the “Administrative Services Agreement”). The Administrative Services Agreement provides for reimbursement of allocable general and administrative costs. The Administrative Services Agreement also provides for payment of a termination fee, which is equal to the costs charged for the most recent calendar year, as set forth in the latest audited annual financial statements.

Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2025 amounted to $18,454 and $34,790, respectively. Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2024 amounted to $15,770 and $31,549, respectively.

During the three and six month periods ended June 30, 2024, allocable general and administrative costs initially presented under the captions “Deposits for vessel acquisitions” and “Other long-term assets” in the condensed Consolidated Balance Sheets amounted to $2,433 and $4,882, respectively.

Balance due (to)/ from related parties: Balance due (to)/ from Manager, short-term as of June 30, 2025 and December 31, 2024 amounted to $(39,536) and $34,089, respectively. The balances mainly consisted of administrative expenses, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as vessel operating expenses, in accordance with the Management Agreements and are presented under the captions “Amounts due to related parties” and “Amounts due from related parties” in the condensed Consolidated Balance Sheets.

In October 2023, Navios Partners entered into a time charter agreement with a subsidiary of its affiliate NSAL for the Navios Vega, a 2009-built transhipper vessel. The vessel was delivered during the first quarter of 2024. The term of this time charter agreement is approximately five years, at an originally agreed rate of $25.8 per day. In accordance with an addendum to the time charter agreement, dated in March 2025, the daily rate was amended as follows: (a) $14.0 per day, effective from January 1, 2025, through December 31, 2026; (b) $38.8 per day effective from January 1, 2027, through December 31, 2028; and (c) $25.8 per day effective from January 1, 2029, until termination. This transaction was negotiated with, and unanimously approved by, the conflicts committee of Navios Partners. For the three and six month periods ended June 30, 2025, the amounts of $3,533 and $4,808, respectively, are presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Comprehensive Income. For the three and six month periods ended June 30, 2024, the amounts of $2,334 and $3,313, respectively, are presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Comprehensive Income. As of June 30, 2025 and December 31, 2024, balance due from the above mentioned related party company amounted to $1,662 and $2,531, respectively, and is presented under the caption “Amounts due from related parties” in the condensed Consolidated Balance Sheets. The amount due from the above mentioned related party company as of June 30, 2025 was received in July 2025.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Holdings generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without consent as required under such agreement.

As of June 30, 2025, the Company had initiated a process to sell the Navios Vega to NSAL. The Company entered into a definitive agreement with NSAL in July 2025. The sale price of the vessel amounted to $30,000. The transaction was negotiated and approved by the Conflicts Committee of Navios Partners. The sale was completed on July 30, 2025.

General partner: Olympos Maritime Ltd., an entity affiliated to the Company’s Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.